Investments in Associates and Joint Ventures - Financial Information of Significant Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Current assets	₩ 6,201,799	₩ 5,996,628
Non-current assets	27,226,870	25,301,035
Current liabilities	7,109,123	6,444,099
Non-current liabilities	8,290,351	8,737,134
Revenue	17,552,010	17,158,364	₩ 17,167,669
Profit for the year	2,657,595	1,660,101	1,515,885
Other comprehensive income (loss)	(1,013)	(247,331)	1,835
Total comprehensive income	2,656,582	1,412,770	1,517,720
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Current assets	17,310,444	9,838,982
Non-current assets	28,108,020	22,377,044
Current liabilities	8,116,133	4,160,849
Non-current liabilities	3,481,412	4,031,647
Revenue	30,109,434	17,197,975	18,797,998
Profit for the year	10,642,219	2,960,483	4,323,595
Other comprehensive income (loss)	(422,042)	28,844	40,215
Total comprehensive income	10,220,177	2,989,327	4,363,810
KEB HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Current assets	7,339,492	6,868,387
Non-current assets	220,258	239,758
Current liabilities	1,181,746	1,219,327
Non-current liabilities	4,861,842	4,476,979
Revenue	1,519,607	1,413,077	1,472,830
Profit for the year	106,352	75,595	10,119
Other comprehensive income (loss)	(984)	(154)	(547)
Total comprehensive income	105,368	₩ 75,441	₩ 9,572
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Current assets	729,872
Non-current assets	1,031,647
Current liabilities	81,161
Non-current liabilities	64,717
Revenue	69,420
Profit for the year	11,492
Other comprehensive income (loss)	27,190
Total comprehensive income	₩ 38,682